Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Trading portfolio assets	£ 190,061	£ 166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial assets	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Liabilities
Trading portfolio liabilities	(57,737)	(56,908)
Financial liabilities designated at fair value	(294,108)	(282,224)
Derivative financial liabilities	(240,808)	(279,415)
At fair value
Assets
Trading portfolio assets	190,061	166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial assets	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Investment property	43	9
Total assets	703,814	731,785
Liabilities
Trading portfolio liabilities	(57,737)	(56,908)
Financial liabilities designated at fair value	(294,108)	(282,224)
Derivative financial liabilities	(240,808)	(279,415)
Total liabilities	(592,653)	(618,547)
Level 1 | At fair value
Assets
Trading portfolio assets	111,158	77,761
Financial assets at fair value through the income statement	5,140	3,526
Derivative financial assets	108	101
Financial assets at fair value through other comprehensive income	51,717	25,913
Investment property	0	0
Total assets	168,123	107,301
Liabilities
Trading portfolio liabilities	(42,917)	(27,694)
Financial liabilities designated at fair value	(1,702)	(181)
Derivative financial liabilities	(93)	(86)
Total liabilities	(44,712)	(27,961)
Level 2 | At fair value
Assets
Trading portfolio assets	68,556	78,577
Financial assets at fair value through the income statement	173,140	181,784
Derivative financial assets	250,639	291,352
Financial assets at fair value through other comprehensive income	19,578	48,407
Investment property	0	0
Total assets	511,913	600,120
Liabilities
Trading portfolio liabilities	(14,733)	(28,819)
Financial liabilities designated at fair value	(287,532)	(278,785)
Derivative financial liabilities	(237,650)	(276,148)
Total liabilities	(539,915)	(583,752)
Level 3
Assets
Trading portfolio assets	10,347	10,115
Financial assets at fair value through the income statement	8,577	8,424
Derivative financial assets	1,712	2,077
Financial assets at fair value through other comprehensive income	3,099	3,739
Investment property	43	9
Total assets	23,778	24,364
Liabilities
Trading portfolio liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,874)	(3,258)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	(8,026)	(6,834)
Level 3 | At fair value
Assets
Trading portfolio assets	10,347	10,115
Financial assets at fair value through the income statement	8,577	8,424
Derivative financial assets	1,712	2,077
Financial assets at fair value through other comprehensive income	3,099	3,739
Investment property	43	9
Total assets	23,778	24,364
Liabilities
Trading portfolio liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,874)	(3,258)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	£ (8,026)	£ (6,834)